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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2002


Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cambridge Investments, Ltd.

Address:  2 Belvedere Place, Suite 320
          Mill Valley, CA  94941

Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 384-0473

Signature, Place, and Date of Signing:

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
         /s/ Courtney Tozzi               Mill Valley, California         November 12, 2002
------------------------------------     -------------------------        -----------------
             [Signature]                       [City, State]                   [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:                   0
                                                    -----------

Form 13F Information Table Entry Total:              9
                                                    -----------

Form 13F Information Table Value Total:              $127,140
                                                    -----------
                                                    (thousands)
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List of Other Included Managers:

{None}
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         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 9/30/02

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COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
                              TITLE                   VALUE      SHRS OR    SH/    PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP     (X1000)    PRN AMOUNT  PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------               --------      -----     -------    ----------  ---    ----  ----------  --------   ----    ------  ----
BAKER HUGHES INC            COMMON       057224107     9,514     337,509                    SOLE               337,509
BJ SVCS CO                  COMMON       055482103    12,189     389,436                    SOLE               389,436
COOPER CAMERON CORP         COMMON       216640102    14,911     319,378                    SOLE               319,378
ENSCO INTL INC              COMMON       26874Q100    24,283     832,209                    SOLE               832,209
GLOBAL SANTE FE             COMMON       G3930E101    21,694     893,895                    SOLE               893,895
PHILIP MORRIS COS INC       COMMON       718154107       348       8,700                    SOLE                 8,700
NABORS INDS INC             COMMON       629568106    18,105     510,023                    SOLE               510,023
TRANSOCEAN SEDCO FOREX INC  ORD          G90078109    10,629     497,632                    SOLE               497,632
SMITH INTL INC              COMMON       832110100    15,467     476,225                    SOLE               476,225


                                                     127,140

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